UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	April 30, 2007

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of April 30, 2007 are attached hereto.

Item 2.   Controls and Procedures.

(a)   Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: June 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: June 29, 2007

   /s/ James H. Andrews
By:  James H. Andrews, Treasurer

Date: June 29, 2007

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SCHEDULES OF INVESTMENTS AS OF APRIL 30, 2007

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

Quantity		Market Value
	GOLD ASSETS—19.48% of Total Net Assets
63,277 Troy Oz.	Gold bullion (a)	$42,857,367
200,000 Coins	One-ounce gold coins (a)	139,560,000
100,000 Shares	streetTRACKS Gold Trust (a)	6,709,000

	Total Gold Assets (identified cost $142,284,983)	$189,126,367

	SILVER ASSETS—4.55% of Total Net Assets
2,729,433 Troy Oz.	Silver bullion (a)	$36,697,231
379 Bags	Silver coins (a)	3,489,139
30,000 Shares	iShares Silver Trust (a)	4,000,500

	Total Silver Assets (identified cost $26,259,242)	$44,186,870

Principal Amount
		SWISS FRANC ASSETS—10.07% of Total Net Assets
CHF	939,582	Swiss francs in interest-bearing bank accounts	$778,864

CHF	11,375,000	4.500% Swiss Confederation Bonds, 06-10-07	$9,451,900
CHF	17,000,000	4.250% Swiss Confederation Bonds, 01-08-08	14,275,293
CHF	17,000,000	3.250% Swiss Confederation Bonds, 02-11-09	14,279,521
CHF	17,160,000	3.500% Swiss Confederation Bonds, 08-07-10	14,641,512
CHF	17,250,000	4.000% Swiss Confederation Bonds, 06-10-11	15,074,357
CHF	17,000,000	2.750% Swiss Confederation Bonds, 06-10-12	14,196,377
CHF	17,000,000	4.000% Swiss Confederation Bonds, 02-11-13	15,099,681
		Total Swiss Confederation bonds	$97,018,641

		Total Swiss Franc Assets (identified cost $95,600,375)	$97,797,505

Number of Shares
	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND
	NATURAL RESOURCE COMPANIES—15.31% of Total Net Assets

	NATURAL RESOURCES—9.14% of Total Net Assets
140,000	BHP Billiton, Ltd. (b)	$6,837,600
100,000	BP, p.l.c. (b)	6,732,000
100,000	Cameco Corporation	4,662,000
90,000	Chevron Corporation	7,001,100
170,000	Companhia Vale do Rio Doce (b)	6,903,700
100,000	ConocoPhillips	6,935,000
90,000	Devon Energy Corporation	6,558,300
175,000	Forest Oil Corporation (a)	6,167,000
150,000	Freeport-McMoRan Copper & Gold, Inc.	10,074,000
325,000	Mariner Energy, Inc. (a)	7,328,750
150,000	Peabody Energy Corporation	7,197,000
125,000	Pogo Producing Company	6,032,500
80,000	Weyerhaeuser Company	6,337,600
		$88,766,550

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

Number of Shares		Market Value
	REAL ESTATE—6.17% of Total Net Assets
120,000	Archstone-Smith Trust	$6,253,200
100,000	BRE Properties, Inc. Class A	6,004,000
10,000	Boston Properties, Inc.	1,175,600
225,000	Equity One, Inc.	6,284,250
70,000	Federal Realty Investment Trust	6,311,900
140,000	Kimco Realty Corporation	6,729,800
140,000	Pennsylvania Real Estate Investment Trust	6,504,400
20,000	Texas Pacific Land Trust	4,880,000
200,000	UDR, Inc.	6,008,000
70,000	Urstadt Biddle Properties, Inc.	1,243,200
70,000	Urstadt Biddle Properties, Inc. Class A	1,269,800
10,000	Vornado Realty Trust	1,186,300
160,000	Washington Real Estate Investment Trust	6,057,600
		$59,908,050

	Total Stocks of United States and Foreign Real Estate
	and Natural Resource Companies (identified cost $112,828,766)	$148,674,600

	AGGRESSIVE GROWTH STOCK INVESTMENTS—16.07% of Total Net Assets

	CHEMICALS—.74% of Total Net Assets
50,000	Air Products & Chemicals, Inc.	$3,825,000
300,000	Chemtura Corporation	3,309,000
		$7,134,000
	COMPUTER SOFTWARE—1.15% of Total Net Assets
100,000	Autodesk, Inc. (a)	$4,127,000
400,000	Symantec Corporation (a)	7,040,000
		$11,167,000
	CONSTRUCTION—.80% of Total Net Assets
40,000	Fluor Corporation	$3,824,800
90,000	Ryland Group, Inc.	3,987,000
		$7,811,800
	DATA PROCESSING—.86% of Total Net Assets
120,000	Agilent Technologies, Inc. (a)	$4,124,400
100,000	Hewlett-Packard Company	4,214,000
		$8,338,400
	ELECTRICAL & ELECTRONICS—1.13% of Total Net Assets
200,000	Intel Corporation	$4,300,000
150,000	National Semiconductor Corporation	3,945,000
800,000	Sanmina SCI Corporation (a)	2,760,000
		$11,005,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

Number of Shares		Market Value
	ENTERTAINMENT & LEISURE—1.67% of Total Net Assets
120,000	CBS Corporation Class A	$3,816,000
120,000	Disney (Walt) Company	4,197,600
125,000	Tribune Company	4,100,000
100,000	Viacom, Inc. Class A (a)	4,124,000
		$16,237,600
	FINANCIAL SERVICES—2.48% of Total Net Assets
90,000	Bank of New York, Inc.	$3,643,200
25,000	Bear Stearns Companies, Inc.	3,892,500
175,000	Janus Capital Group, Inc.	4,378,500
50,000	Morgan Stanley	4,200,500
200,000	Schwab (Charles) Corporation	3,824,000
60,000	State Street Corporation	4,132,200
		$24,070,900
	MANUFACTURING—1.96% of Total Net Assets
150,000	Dana Corporation (a)	$150,000
60,000	Harley-Davidson, Inc.	3,799,200
75,000	Illinois Tool Works, Inc.	3,848,250
125,000	Mattel, Inc.	3,537,500
17,000	NACCO Industries, Inc. Class A	2,709,460
8,000	NACCO Industries, Inc. Class B	1,275,040
40,000	Parker-Hannifin Corporation	3,685,600
		$19,005,050
	OIL & OILFIELD SERVICES—1.21% of Total Net Assets
210,000	Frontier Oil Corporation	$7,419,300
400,000	Parker Drilling Company (a)	4,344,000
		$11,763,300
	PHARMACEUTICALS—1.28% of Total Net Assets
70,000	Amgen, Inc. (a)	$4,489,800
50,000	Genentech, Inc. (a)	3,999,500
60,000	Genzyme Corporation (General) (a)	3,918,600
		$12,407,900
	RETAIL—.85% of Total Net Assets
75,000	Costco Wholesale Corporation	$4,017,750
120,000	Williams-Sonoma, Inc.	4,226,400
		$8,244,150

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

Number of Shares		Market Value
	TRANSPORTATION—.77% of Total Net Assets
100,000	Kansas City Southern (a)	$3,715,000
120,000	Swift Transportation Company, Inc. (a)	3,753,600
		$7,468,600
	MISCELLANEOUS—1.17% of Total Net Assets
40,000	Lockheed Martin Corporation	$3,845,600
90,000	Qualcomm, Inc.	3,942,000
60,000	Temple-Inland, Inc.	3,554,400
		$11,342,000

	Total Aggressive Growth Stock Investments (identified cost $120,749,235)	$155,995,700

Principal Amount

	DOLLAR ASSETS—35.36% of Total Net Assets

	CORPORATE BONDS—1.02% of Total Net Assets
$500,000	6.000% Abbott Laboratories, 03-15-08	$503,546
500,000	3.850% Allstate Life Global Funding, 01-25-08	494,757
500,000	5.650% Anheuser-Busch Companies, Inc., 09-15-08	503,942
500,000	6.550% Avon Products, Inc., 08-01-07	501,189
500,000	5.875% Campbell Soup Company, 10-01-08	504,496
500,000	3.500% ChevronTexaco Capital Corporation, 09-17-07	496,561
400,000	4.934% Chubb Corporation, 11-16-07	399,146
500,000	7.200% Citicorp, 06-15-07	500,811
500,000	6.250% Dover Corporation, 06-01-08	505,300
500,000	3.375% du Pont (E.I.) de Nemours & Company, 11-15-07	494,806
500,000	4.250% General Electric Capital Corporation, 01-15-08	496,302
500,000	3.500% Gillette Company, 10-15-07	496,455
500,000	3.625% Hewlett-Packard Company, 03-15-08	492,547
500,000	4.500% International Lease Finance Company, 05-01-08	496,347
500,000	7.100% Kimberly-Clark Corporation, 08-01-07	502,040
500,000	3.750% Scripps (E.W.) Company, 02-15-08	493,672
500,000	3.500% Stanley Works, 11-01-07	495,538
500,000	3.375% Target Corporation, 03-01-08	492,169
500,000	3.300% UnitedHealth Group, Inc., 01-30-08	492,587
500,000	4.375% Wal-Mart Stores, Inc., 07-12-07	499,014
		$9,861,225

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES—28.05% of Total Net Assets
$41,000,000	United States Treasury bond strips (Principal only) 4.796%, 05-15-18 (c)	$24,305,313
10,000,000	United States Treasury bonds 6.250%, 08-15-23	11,532,813
14,000,000	United States Treasury notes 3.500%, 05-31-07	13,983,047
14,000,000	United States Treasury notes 3.625%, 06-30-07	13,969,922
14,000,000	United States Treasury notes 4.000%, 08-31-07	13,955,156
14,000,000	United States Treasury notes 4.000%, 09-30-07	13,944,219
14,000,000	United States Treasury notes 4.250%, 10-31-07	13,955,156
14,000,000	United States Treasury notes 3.000%, 11-15-07	13,852,344
14,000,000	United States Treasury notes 4.375%, 12-31-07	13,942,031
14,000,000	United States Treasury notes 3.375%, 02-15-08	13,826,094
14,000,000	United States Treasury notes 4.625%, 03-31-08	13,957,344
14,000,000	United States Treasury notes 4.875%, 04-30-08	13,991,250
14,000,000	United States Treasury notes 2.625%, 05-15-08	13,685,000
14,000,000	United States Treasury notes 5.125%, 06-30-08	14,043,750
14,000,000	United States Treasury notes 3.250%, 08-15-08	13,730,938
14,000,000	United States Treasury notes 3.125%, 09-15-08	13,693,750
14,000,000	United States Treasury notes 4.875%, 10-31-08	14,024,062
14,000,000	United States Treasury notes 4.750%, 11-15-08	14,004,375
14,000,000	United States Treasury notes 4.625%, 11-30-08	13,984,687
		$272,381,251
	REPURCHASE AGREEMENT—6.29% of Total Net Assets
61,120,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 04-30-07, 2.050%, maturing 05-01-07, maturity value $61,123,480 (d)	$61,120,000
		$61,120,000

	Total Dollar Assets (identified cost $274,206,239)	$343,362,476

	Total Portfolio—100.84% of total net assets (identified cost $771,928,840) (e)	$979,143,518
	Liabilities, less other assets (.84% of total net assets)	(8,136,219)
	Net assets applicable to outstanding shares	$971,007,299

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of April 30, 2007.
	(e) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES—99.15% of Total Net Assets
$9,000,000	United States Treasury notes 3.500%, 05-31-07	$8,989,102
9,000,000	United States Treasury notes 3.625%, 06-30-07	8,980,664
9,500,000	United States Treasury notes 3.875%, 07-31-07	9,474,023
9,000,000	United States Treasury notes 4.000%, 08-31-07	8,971,172
9,000,000	United States Treasury notes 4.000%, 09-30-07	8,964,141

	Total Portfolio—99.15% of total net assets (identified cost $45,384,490) (a)	$45,379,102
	Other assets, less liabilities (.85% of total net assets)	389,893
	Net assets applicable to outstanding shares	$45,768,995

	Notes:
	(a) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS—105.85% of Total Net Assets

	BEVERAGES—9.24% of Total Net Assets
$521,000	5.650% Anheuser-Busch Companies, Inc., 09-15-08	$525,107
500,000	3.200% PepsiCo, Inc., 05-15-07	499,643
		$1,024,750
	CHEMICALS—4.47% of Total Net Assets
500,000	3.375% du Pont (E.I.) de Nemours & Company, 11-15-07	$494,806
		$494,806
	CONSTRUCTION—4.47% of Total Net Assets
500,000	3.500% Stanley Works, 11-01-07	$495,538
		$495,538
	COSMETICS & TOILETRIES—9.00% of Total Net Assets
500,000	6.550% Avon Products, Inc., 08-01-07	$501,189
500,000	3.500% Gillette Company, 10-15-07	496,455
		$997,644
	DATA PROCESSING—8.91% of Total Net Assets
500,000	3.625% Hewlett-Packard Company, 03-15-08	$492,547
500,000	3.800% International Business Machines Corporation, 02-01-08	494,392
		$986,939
	ELECTRIC UTILITIES—4.42% of Total Net Assets
500,000	3.125% Alabama Power Company, 05-01-08	$489,773
		$489,773
	FINANCIAL SERVICES—13.48% of Total Net Assets
500,000	7.200% Citicorp, 06-15-07	$500,811
500,000	4.250% General Electric Capital Corporation, 01-15-08	496,302
500,000	4.500% International Lease Finance Company, 05-01-08	496,347
		$1,493,460
	FOOD PRODUCTS & PROCESSING—5.10% of Total Net Assets
560,000	5.875% Campbell Soup Company, 10-01-08	$565,036
		$565,036
	HOUSEHOLD PRODUCTS—4.53% of Total Net Assets
500,000	7.100% Kimberly-Clark Corporation, 08-01-07	$502,040
		$502,040

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

Principal Amount		Market Value

	INSURANCE—8.51% of Total Net Assets
$455,000	3.850% Allstate Life Global Funding, 01-25-08	$450,229
500,000	3.300% UnitedHealth Group, Inc., 01-30-08	492,587
		$942,816
	MANUFACTURING—4.56% of Total Net Assets
500,000	6.250% Dover Corporation, 06-01-08	$505,300
		$505,300
	OIL & OILFIELD SERVICES—4.48% of Total Net Assets
500,000	3.500% ChevronTexaco Capital Corporation, 09-17-07	$496,561
		$496,561
	PHARMACEUTICALS—4.54% of Total Net Assets
500,000	6.000% Abbott Laboratories, 03-15-08	$503,546
		$503,546
	PUBLISHING—4.46% of Total Net Assets
500,000	3.750% Scripps (E.W.) Company, 02-15-08	$493,672
		$493,672
	RETAIL—8.94% of Total Net Assets
500,000	3.375% Target Corporation, 03-01-08	$492,169
500,000	4.375% Wal-Mart Stores, Inc., 07-12-07	499,014
		$991,183
	TELECOMMUNICATIONS—6.74% of Total Net Assets
745,000	7.650% New England Telephone & Telegraph Company, 06-15-07	$746,500
		$746,500

	Total Portfolio—105.85% of total net assets (identified cost $11,736,467) (a)	$11,729,564
	Liabilities, less other assets (5.85% of total net assets)	(648,659)
	Net assets applicable to outstanding shares	$11,080,905

	Notes:
	(a) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCK INVESTMENTS—99.58% of Total Net Assets

	CHEMICALS—4.61% of Total Net Assets
10,000	Air Products & Chemicals, Inc.	$765,000
60,000	Chemtura Corporation	661,800
		$1,426,800
	COMPUTER SOFTWARE—5.52% of Total Net Assets
20,000	Autodesk, Inc. (a)	$825,400
50,000	Symantec Corporation (a)	880,000
		$1,705,400
	CONSTRUCTION—2.87% of Total Net Assets
20,000	Ryland Group, Inc.	$886,000
		$886,000
	DATA PROCESSING—6.87% of Total Net Assets
25,000	Agilent Technologies, Inc. (a)	$859,250
30,000	Hewlett-Packard Company	1,264,200
		$2,123,450
	ELECTRICAL & ELECTRONICS—7.15% of Total Net Assets
50,000	Intel Corporation	$1,075,000
30,000	National Semiconductor Corporation	789,000
100,000	Sanmina SCI Corporation (a)	345,000
		$2,209,000
	ENTERTAINMENT & LEISURE—6.99% of Total Net Assets
30,000	Disney (Walt) Company	$1,049,400
15,000	Tribune Company	492,000
15,000	Viacom, Inc. Class A (a)	618,600
		$2,160,000
	FINANCIAL SERVICES—18.58% of Total Net Assets
20,000	Bank of New York, Inc.	$809,600
5,000	Bear Stearns Companies, Inc.	778,500
50,000	Janus Capital Group, Inc.	1,251,000
15,000	Morgan Stanley	1,260,150
50,000	Schwab (Charles) Corporation	956,000
10,000	State Street Corporation	688,700
		$5,743,950

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2007
(Unaudited)

Number of Shares		Market Value

	MANUFACTURING—11.88% of Total Net Assets
30,000	Dana Corporation (a)	$30,000
15,000	Harley-Davidson, Inc.	949,800
18,000	Illinois Tool Works, Inc.	923,580
30,000	Mattel, Inc.	849,000
10,000	Parker-Hannifin Corporation	921,400
		$3,673,780
	OIL & OILFIELD SERVICES—8.87% of Total Net Assets
50,000	Frontier Oil Corporation	$1,766,500
90,000	Parker Drilling Company (a)	977,400
		$2,743,900
	PHARMACEUTICALS—8.87% of Total Net Assets
15,000	Amgen, Inc. (a)	$962,100
10,000	Genentech, Inc. (a)	799,900
15,000	Genzyme Corporation (General) (a)	979,650
		$2,741,650
	RETAIL—4.88% of Total Net Assets
15,000	Costco Wholesale Corporation	$803,550
20,000	Williams-Sonoma, Inc.	704,400
		$1,507,950
	TRANSPORTATION—3.92% of Total Net Assets
20,000	Kansas City Southern (a)	$743,000
15,000	Swift Transportation Company, Inc. (a)	469,200
		$1,212,200
	MISCELLANEOUS—8.57% of Total Net Assets
10,000	Lockheed Martin Corporation	$961,400
25,000	Qualcomm, Inc.	1,095,000
10,000	Temple-Inland, Inc.	592,400
		$2,648,800

	Total Portfolio—99.58% of total net assets (identified cost $12,976,724) (b)	$30,782,880
	Other assets, less liabilities (.42% of total net assets)	131,171
	Net assets applicable to outstanding shares	$30,914,051

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for federal income tax purposes.

INVESTMENT ADVISER
Pacific Heights Asset Manangement, LLC 600 Montgomery Street San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

SHAREHOLDER SERVICES OFFICE	SCHEDULES OF INVESTMENTS APRIL 30, 2007
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	06/07